Label	Element	Value
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	CONSERVATIVE STRATEGY ALLOCATION FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Generate investment income while providing opportunity for capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Conservative Strategy Allocation Fund (Fund) incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	14.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

GoalLink Strategy Component

The Fund is designed to be one component of a broader strategy (GoalLink Strategy) employed by SEI Investments Management Corporation (SIMC or the Adviser), in which shareholders allocate their overall investment portfolio among investments in the Fund as well as one or more SEI funds that invest primarily in municipal bonds (Muni Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Investment Strategy

Under normal circumstances, the Fund will seek to generate investment income while providing opportunity for capital appreciation. The Fund invests in other SEI funds (which may include exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds), that form the non-Underlying Muni Bond Fund component of the GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SIMC, or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, and real estate funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	0-100%
Investment Grade Bond & Money Market Funds	0-80%
Non-Investment Grade Bond Funds	0-60%
Real Estate Funds	0-50%
International Equity Funds	0-40%

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns for Class F Shares to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy. The additional index is the Fund's Blended Benchmark index, which consists of the ICE BofA US 3-Month Treasury Bill Index (USD) (20%), the ICE BofA US High Yield Constrained Index (USD) (30%) and the S&P 500 Index (50%).
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 10.54% (3/31/2019) Worst Quarter: -20.70% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2025 to June 30, 2025 was 3.91%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Class F total return (pre-tax)
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	3.91%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	10.54%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.70%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for Class F Shares to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy. The additional index is the Fund's Blended Benchmark index, which consists of the ICE BofA US 3-Month Treasury Bill Index (USD) (20%), the ICE BofA US High Yield Constrained Index (USD) (30%) and the S&P 500 Index (50%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Equity Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Fixed Income Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund's and, in turn, the Fund's value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund's and the Fund's liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Strategy Risk — The Fund is intended to be used only as a part of the GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in SEI funds that invest primarily in municipal bonds as part of a GoalLink Strategy.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Taxation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Investment Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Asset Allocation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Asset Allocation Risk — The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. Generally, the value of the Underlying SEI Funds' fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by an Underlying SEI Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Real Estate Industry Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Short Sales Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Short Sales Risk — A short sale involves the sale of a security that an Underlying SEI Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Exchange-Traded Products (ETPs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.24%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,500
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.82%
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.65%
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(0.30%)
Annual Return [Percent]	oef_AnnlRtrPct	12.51%
Annual Return [Percent]	oef_AnnlRtrPct	9.89%
Annual Return [Percent]	oef_AnnlRtrPct	(3.33%)
Annual Return [Percent]	oef_AnnlRtrPct	20.64%
Annual Return [Percent]	oef_AnnlRtrPct	(4.36%)
Annual Return [Percent]	oef_AnnlRtrPct	15.54%
Annual Return [Percent]	oef_AnnlRtrPct	(8.24%)
Annual Return [Percent]	oef_AnnlRtrPct	8.76%
Annual Return [Percent]	oef_AnnlRtrPct	10.57%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.15%
Performance Inception Date	oef_PerfInceptionDate	Nov. 17, 2003
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.19%
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.09%

[1]	Because the Conservative Strategy Allocation Fund (Fund) incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.